Revenue and Expenses - Estimated Payment Schedule (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	€ 12,049
Purchase and other contractual obligations	52
Operating lease obligations, at present value	7
Telefonica Spain And Germany
Disclosure of finance lease and operating lease by lessee [Line Items]
Purchase commitment amount	1,123
Less than 1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	3,571
1 to 3 years
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	4,470
3 to 5 years
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	1,754
Subsequent years
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	€ 2,254